Annual Total Returns [BarChart] - Highland Small-Cap Equity Fund - Class A	Jan. 31, 2021
Bar Chart Table:
Annual Return 2011	2.93%
Annual Return 2012	13.56%
Annual Return 2013	32.53%
Annual Return 2014	5.79%
Annual Return 2015	(9.53%)
Annual Return 2016	31.58%
Annual Return 2017	13.33%
Annual Return 2018	(6.60%)
Annual Return 2019	20.13%
Annual Return 2020	(50.10%)